Financial risk management (Schedule of Currency Risks) (Details) - Currency risk [Member] MXN in Thousands, CAD in Thousands	12 Months Ended
	Dec. 31, 2017 CAD CAD / $ MXN / $	Dec. 31, 2017 MXN	Dec. 31, 2017 MXN CAD / $ MXN / $
Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Approximate impact of exchange rate fluctuations on net loss | CAD	CAD 732
Approximate impact of exchange rate fluctuations on other comprehensive loss | CAD	CAD (93)
Foreign exchange rates | CAD / $	1.25		1.25
Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Approximate impact of exchange rate fluctuations on net loss | MXN		MXN 850
Approximate impact of exchange rate fluctuations on other comprehensive loss | MXN		MXN 110
Foreign exchange rates | MXN / $	19.74		19.74
Cash and Cash Equivalents [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income | CAD	CAD 1,436
Cash and Cash Equivalents [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income | MXN			MXN 1,681
Trade and other receivables [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income | CAD	19
Trade and other receivables [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income | MXN			2,814
Trade and Other Payables [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income | CAD	CAD 1,831
Trade and Other Payables [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income | MXN			MXN 4,385